Document and Entity Information	Dec. 06, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000100517
Document Type	8-K
Document Period End Date	Dec. 06, 2021
Entity Registrant Name	UNITED AIRLINES HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-06033
Entity Tax Identification Number	36-2675207
Entity Address, Address Line One	233 S. Wacker Drive
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(872)
Local Phone Number	825-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	UAL
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ